STATEMENTS OF CONSOLIDATED COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other postretirement benefits liability adjustment, tax (benefit) expense	$ 254	$ (36)	$ 150
Net change in interest rate cash flow hedges, net of tax: $210 in 2019
Net change in cash flow hedges:			$ 210